T. ROWE PRICE TECHNOLOGY ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.4%
BUSINESS SERVICES 0.3%
Information Services 0.3%
OpenAI Group, Class A, Acquisition Date: 10/3/25 , Cost $297 (1)(2)(3)	691	475
Total Business Services		475
FINANCIAL SERVICES 6.2%
Other Financial Services 2.1%
Circle Internet Group (2)	11,526	1,100
Coinbase Global, Class A (2)	4,204	734
NU Holdings, Class A (2)	33,391	480
Robinhood Markets, Class A (2)	8,786	609
		2,923
Payments 4.1%
Adyen, ADR (2)	149,520	1,491
Block (2)	10,239	616
Mastercard, Class A	2,806	1,402
Visa, Class A	5,610	1,695
Wise, Class A (GBP) (2)	38,023	458
		5,662
Total Financial Services		8,585
HARDWARE 6.3%
1.0%
Lumentum Holdings (2)	1,955	1,374
		1,374
Consumer Electronics 4.9%
Apple	26,986	6,849
		6,849
Enterprise Hardware 0.4%
Keyence (JPY)	1,500	534
		534
Total Hardware		8,757
INDUSTRIALS 1.9%
Aerospace & Defense 1.1%
Axon Enterprise (2)	3,364	1,428
		1,428
Automobile Manufacturers 0.8%
Tesla (2)	3,042	1,131
		1,131
Total Industrials		2,559

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
INTERNET 18.4%
China Internet Media/Advertising 1.7%
Tencent Holdings (HKD)	38,000	2,397
		2,397
China Internet Retail 1.5%
Alibaba Group Holding, ADR	15,972	2,004
		2,004
Rest of World Internet Retail 1.0%
MercadoLibre (2)	403	697
Sea, ADR (2)	9,052	749
		1,446
U.S. Internet Media/Advertising 11.0%
Alphabet, Class A	14,250	4,098
Alphabet, Class C	13,075	3,751
AppLovin, Class A (2)	7,080	2,818
Meta Platforms, Class A	8,118	4,644
		15,311
U.S. Internet Retail 2.7%
Amazon.com (2)	18,055	3,760
		3,760
U.S. Internet Services 0.5%
DoorDash, Class A (2)	4,321	649
		649
Total Internet		25,567
MEDIA & ENTERTAINMENT 0.7%
Video Gaming 0.7%
Nintendo (JPY)	17,200	982
Total Media & Entertainment		982
SEMICONDUCTORS 47.5%
Analog Semiconductors 0.7%
Analog Devices	2,912	926
		926
Digital Systems 11.0%
NVIDIA	87,681	15,292
		15,292
Foundry 7.5%
Taiwan Semiconductor Manufacturing, ADR	25,599	8,651
Tower Semiconductor (2)	10,211	1,792
		10,443

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Memory 3.3%
Micron Technology	5,196	1,755
SK Hynix (KRW)	4,889	2,774
		4,529
Microcontrollers 2.2%
Infineon Technologies, ADR	51,745	2,339
Renesas Electronics (JPY)	46,500	665
		3,004
Processors 15.9%
Advanced Micro Devices (2)	31,087	6,324
ARM Holdings, ADR (2)	5,868	888
Broadcom	26,318	8,146
Intel (2)	112,485	4,964
Lattice Semiconductor (2)	19,379	1,797
		22,119
Semiconductor Capital Equipment 6.9%
ASM International (EUR)	1,062	805
ASML Holding	3,937	5,200
BE Semiconductor Industries (EUR)	5,174	1,109
Entegris	8,470	993
Lam Research	7,068	1,510
		9,617
Total Semiconductors		65,930
SOFTWARE 15.6%
Back-Office Applications Software 1.6%
Samsara, Class A (2)	32,681	1,036
SAP, ADR	6,570	1,125
		2,161
Collaboration And Productivity Software 0.9%
MicroStrategy, Class A (2)	3,772	471
ServiceNow (2)	7,690	804
		1,275
Design Software 2.0%
Cadence Design Systems (2)	2,918	811
Synopsys (2)	4,871	1,931
		2,742
Front-Office Applications Software 0.2%
HubSpot (2)	1,311	320
		320

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Industry-Specific Software 0.7%
Shopify, Class A (2)	8,543	1,013
		1,013
Infrastructure And Developer Tool Software 8.4%
Arista Networks (2)	10,347	1,270
Datadog, Class A (2)	11,179	1,320
Microsoft	16,607	6,147
Oracle	14,439	2,124
Snowflake (2)	5,058	763
		11,624
Security Software 1.8%
Crowdstrike Holdings, Class A (2)	3,397	1,326
Palo Alto Networks (2)	5,671	909
Zscaler (2)	1,973	277
		2,512
Total Software		21,647
TELECOM EQUIPMENT 1.5%
Wireline Equipment 1.5%
Ciena (2)	5,358	2,080
Total Telecom Equipment		2,080
Total Common Stocks (Cost $138,918)		136,582
CONVERTIBLE PREFERRED STOCKS 1.0%
BUSINESS SERVICES 0.2%
Information Services 0.2%
OpenAI Group, Acquisition Date: 2/12/26, Cost $318 (1)(2)(3)	463	319
Total Business Services		319
SOFTWARE 0.8%
Infrastructure And Developer Tool Software 0.8%
Anthropic, Acquisition Date: 2/12/26 , Cost $592 (1)(2)(3)	2,286	592
Databricks, Acquisition Date: 12/16/25 , Cost $528 (1)(2)(3)	2,779	528
Total Software		1,120
Total Convertible Preferred Stocks (Cost $1,439)		1,439

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 3.60% (4)	794,068	794
Total Short-Term Investments (Cost $794)		794
Total Investments in Securities 100.0% of Net Assets (Cost $141,151)		$138,815
Other Assets Less Liabilities (0.0%)		(27)
Net Assets 100.0%		$138,788

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Level 3 in fair value hierarchy.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,914 and represents 1.4% of net assets.
(4)	Seven-day yield
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

T. ROWE PRICE TECHNOLOGY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TECHNOLOGY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Technology ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE TECHNOLOGY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$126,383	$9,724	$475	$136,582
Convertible Preferred Stocks	—	—	1,439	1,439
Short-Term Investments	794	—	—	794
Total	$127,177	$9,724	$1,914	$138,815
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2026, totaled $141,000 for the period ended March 31, 2026.

T. ROWE PRICE TECHNOLOGY ETF

($000s)	Beginning Balance 12/31/25	Gain (Loss) During Period	Total Purchases	Ending Balance 3/31/26
Investment in Securities
Common Stocks	$334	$141	$—	$475
Convertible Preferred Stocks	528	—	911	1,439
Total	$862	$141	$911	$1,914
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1156-054Q1
03/26